UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-4337


                               HERITAGE CASH TRUST
                               -------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 573-3800

                           RICHARD K. RIESS, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                                1601 K Street, NW
                           Washington, D.C. 20006-1600




Date of fiscal year end: August 31

Date of reporting period: November 30

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------------------------------------------------
                                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                                              INVESTMENT PORTFOLIO
                                                NOVEMBER 30, 2005
                                                   (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
                                                                          PRINCIPAL                           % OF NET
                                                                            AMOUNT              VALUE          ASSETS
                                                                            ------              -----          ------
COMMERCIAL PAPER
----------------
     DOMESTIC
     --------
        BANKS
        -----
            Bank of America Corporation, 3.92%, 12/09/05                $ 50,000,000     $    49,956,444         1.0%
            Bank of America Corporation, 3.96%, 12/16/05                  50,000,000          49,917,500         1.0%
            Bank of America Corporation, 4.04%, 12/27/05                  50,000,000          49,854,111         1.0%
            J.P. Morgan  Chase & Company, Inc., 4.01%, 12/14/05           50,000,000          49,927,597         1.0%
            J.P. Morgan  Chase & Company, Inc., 4.17%, 01/20/06           50,000,000          49,710,417         1.0%
            State Street Corporation, 4.15%, 01/05/06                     50,000,000          49,798,264         1.0%
            State Street Corporation, 4.15%, 01/13/06                     50,000,000          49,752,153         1.0%
                                                                                         ---------------      ----------
                                                                                             348,916,486         7.0%
        BEVERAGES
        ---------
            Anheuser-Busch Companies, Inc., 4.03%, 12/23/05               24,000,000          23,940,893         0.4%
            The Coca-Cola Company, 3.85%, 12/05/05                        25,000,000          24,989,306         0.5%
            The Coca-Cola Company, 3.80%, 12/05/05                        13,530,000          13,524,287         0.2%
            The Coca-Cola Company, 3.98%, 12/16/05                        20,500,000          20,466,004         0.4%
                                                                                         ---------------      ----------
                                                                                              82,920,490         1.5%
        CHEMICALS
        ---------
            E.I. du Pont de Nemours and Company, 4.00%, 12/08/05          46,650,000          46,613,717         0.9%
            E.I. du Pont de Nemours and Company, 4.02%, 12/16/05          50,000,000          49,916,250         1.0%
                                                                                         ---------------      ----------
                                                                                              96,529,967         1.9%
        COSMETICS/PERSONAL CARE
        -----------------------
            Colgate Palmolive Co, 3.97%, 12/01/05                         20,000,000          20,000,000         0.4%
            Colgate Palmolive Co, 3.98%, 12/05/05                         30,685,000          30,671,447         0.6%
            Colgate Palmolive Co, 3.99%, 12/15/05                         73,900,000          73,785,332         1.4%
            Colgate Palmolive Co, 4.00%, 12/15/05                         25,415,000          25,375,466         0.5%
            Kimberly-Clark Worldwide, 3.98%, 12/02/05                     21,300,000          21,297,645         0.4%
            Kimberly-Clark Worldwide, 4.01%, 12/05/05                     30,700,000          30,686,321         0.6%
            Kimberly-Clark Worldwide, 3.98%, 12/13/05                     48,000,000          47,936,320         0.9%
            The Procter & Gamble Company, 4.00%, 12/02/05                 53,083,000          53,077,102         1.0%
            The Procter & Gamble Company, 3.99%, 12/06/05                 50,000,000          49,972,292         1.0%
            The Procter & Gamble Company, 3.98%, 12/07/05                 21,917,000          21,902,462         0.4%
                                                                                         ---------------      ----------
                                                                                             374,704,387         7.2%
        DIVERSIFIED MANUFACTURER
        ------------------------
            General Electric Capital Corporation, 4.14%, 01/06/06         60,000,000          59,751,600         1.1%
            General Electric Capital Corporation, 4.23%, 01/27/06         40,000,000          39,732,100         0.8%
            General Electric Company, 3.91%, 12/05/05                     50,000,000          49,978,278         1.0%
                                                                                         ---------------      ----------
                                                                                             149,461,978         2.9%
        FINANCIAL SERVICES
        ------------------
            Citigroup Funding Inc., 4.19%, 01/12/06                       50,000,000          49,755,583         1.0%
            Citigroup Funding Inc., 4.16%, 01/17/06                       50,000,000          49,728,444         1.0%
            Citigroup Funding Inc., 4.23%, 01/27/06                       50,000,000          49,665,125         1.0%
                                                                                         ---------------      ----------
                                                                                             149,149,152         3.0%
        OFFICE/BUSINESS EQUIPMENT
        -------------------------
            Pitney Bowes, Inc., 3.99%, 12/05/05                           20,200,000          20,191,045         0.4%
                                                                                         ---------------      ----------
        OIL & GAS
        ---------
            ChevronTexaco Funding Corporation, 3.90%, 12/02/05            50,000,000          49,994,583         1.0%
            ChevronTexaco Funding Corporation, 4.02%, 12/30/05            50,000,000          49,838,083         1.0%
            ChevronTexaco Funding Corporation, 4.12%, 01/23/06            50,000,000          49,696,722         1.0%
            Shell International Finance BV, 3.85%, 12/02/05               51,000,000          50,994,546         1.0%
            Shell International Finance BV, 3.98%, 12/20/05               42,000,000          41,911,777         0.8%
            Shell International Finance BV, 4.10%, 01/04/06               13,386,000          13,334,166         0.2%
                                                                                         ---------------      ----------
                                                                                             255,769,877         5.0%
        RETAIL
        ------
            Wal-Mart Stores Inc., 3.84%, 12/06/05                         22,000,000          21,988,267         0.4%
            Wal-Mart Stores Inc., 3.89%, 12/06/05                         50,000,000          49,972,986         1.0%
            Wal-Mart Stores Inc., 4.00%, 12/13/05                         22,000,000          21,970,667         0.4%
            Wal-Mart Stores Inc., 4.08%, 01/10/06                         56,000,000          55,746,133         1.1%
                                                                                         ---------------      ----------
                                                                                             149,678,053         2.9%

     Total Domestic Commercial Paper (cost $1,627,321,435)                                 1,627,321,435        31.8%
     FOREIGN (a)
     -----------
        BANKS
        -----
            ABN AMRO North America Finance Inc., 3.98%, 12/01/05          50,000,000          50,000,000         1.0%
            ABN AMRO North America Finance Inc., 4.11%, 01/09/06          50,000,000          49,777,375         1.0%
            Barclays U.S. Funding Corporation, 3.98%, 12/19/05            75,000,000          74,850,750         1.4%

--------------------------------------------------------------------------------------------------------------------------
                                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                                              INVESTMENT PORTFOLIO
                                                NOVEMBER 30, 2005
                                                   (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
                                                                          PRINCIPAL                           % OF NET
                                                                            AMOUNT              VALUE          ASSETS
                                                                            ------              -----          ------
            Barclays U.S. Funding Corporation, 4.24%, 01/26/06            25,000,000          24,835,111         0.5%
            Danske Corporation, 4.08%, 12/23/05                           35,970,000          35,880,315         0.7%
            Danske Corporation, Series "A", 3.91%, 12/09/05               18,700,000          18,683,752         0.4%
            Danske Corporation, Series "A", 3.92%, 12/12/05               21,000,000          20,974,847         0.4%
            Danske Corporation, Series "A", 3.95%, 12/15/05               24,330,000          24,292,626         0.5%
            Deutsche Bank Financial Inc., 4.08%, 01/03/06                 60,000,000          59,775,600         1.1%
            Deutsche Bank Financial Inc., 4.13%, 01/17/06                 40,000,000          39,784,322         0.8%
            KFW International Finance, 4.10%, 12/27/05                    10,000,000           9,970,389         0.2%
            KFW International Finance, 4.09%, 12/28/05                    40,000,000          39,877,300         0.8%
            KFW International Finance, 4.09%, 01/06/06                    32,900,000          32,765,439         0.6%
            KFW International Finance, 4.15%, 01/20/06                    17,100,000          17,001,437         0.3%
            Rabobank USA Financial Corporation, 4.03%, 12/01/05          100,000,000         100,000,000         1.9%
            Royal Bank of Scotland, 3.89%, 12/12/05                       50,000,000          49,940,646         1.0%
            Royal Bank of Scotland, 4.12%, 01/03/06                       50,000,000          49,811,396         1.0%
            UBS Finance Delaware, LLC, 4.10%, 12/23/05                    50,000,000          49,874,722         1.0%
            UBS Finance Delaware, LLC, 4.14%, 01/03/06                    50,000,000          49,810,479         1.0%
                                                                                         ---------------      ----------
                                                                                             797,906,506        15.6%
        FINANCIAL SERVICES
        ------------------
            Siemens Capital Corporation, 3.86%, 12/08/05                  50,000,000          49,962,472         1.0%
            Siemens Capital Corporation, 3.96%, 12/15/05                  50,000,000          49,923,000         1.0%
            Toyota Motor Credit Corporation, 3.89%, 12/06/05              60,000,000          59,967,583         1.1%
            Toyota Motor Credit Corporation, 3.93%, 12/13/05              40,000,000          39,947,600         0.8%
            Toyota Motor Credit Corporation, 4.20%, 01/23/06              50,000,000          49,690,833         1.0%
                                                                                         ---------------      ----------
                                                                                             249,491,488         4.9%
        FOOD
        ----
            Nestle Capital Corporation, 3.83%, 12/02/05                   36,200,000          36,196,149         0.7%
            Nestle Capital Corporation, 3.84%, 12/05/05                   50,000,000          49,978,667         1.0%
            Nestle Capital Corporation, 3.92%, 12/16/05                   50,000,000          49,918,333         1.0%
            Nestle Capital Corporation, 4.12%, 01/09/06                   13,800,000          13,738,406         0.3%
            Unilever Capital Corporation, 3.98%, 12/01/05                 25,000,000          25,000,000         0.5%
            Unilever Capital Corporation, 3.99%, 12/06/05                 23,294,000          23,281,091         0.4%
            Unilever Capital Corporation, 3.99%, 12/14/05                 25,000,000          24,963,979         0.5%
            Unilever Capital Corporation, 3.99%, 12/20/05                 10,000,000           9,978,942         0.2%
            Unilever Capital Corporation, 4.09%, 12/29/05                 16,706,000          16,652,856         0.3%
                                                                                         ---------------      ----------
                                                                                             249,708,423         4.9%
        PHARMACEUTICALS
        ---------------
            GlaxoSmithKline Finance PLC, 3.90%, 12/12/05                  49,465,000          49,406,054         1.0%
            GlaxoSmithKline Finance PLC, 3.91%, 12/12/05                  30,000,000          29,964,158         0.6%
            Novartis Finance Corporation, 3.97%, 12/07/05                 78,000,000          77,948,390         1.5%
            Novartis Finance Corporation, 4.01%, 12/14/05                 20,000,000          19,971,039         0.4%
                                                                                         ---------------      ----------
                                                                                             177,289,641         3.5%
        REGIONAL AGENCIES
        -----------------
            The Canadian Wheat Board, 3.86%, 12/12/05                     35,000,000          34,958,719         0.7%
            The Canadian Wheat Board, 4.02%, 01/04/06                     39,000,000          38,851,930         0.7%
            The Canadian Wheat Board, 4.03%, 01/04/06                     10,000,000           9,961,939         0.2%
            The Canadian Wheat Board, 4.05%, 01/09/06                     10,000,000           9,956,125         0.2%
            The Canadian Wheat Board, 4.07%, 01/10/06                     10,000,000           9,954,778         0.2%
            The Canadian Wheat Board, 4.09%, 01/11/06                     15,000,000          14,930,129         0.3%
                                                                                         ---------------      ----------
                                                                                             118,613,620         2.3%

     Total Foreign Commercial Paper (cost $1,593,009,678)                                  1,593,009,678        31.2%
                                                                                         ---------------      ----------
     Total Commercial Paper (cost $3,220,331,113)                                          3,220,331,113        63.0%

U.S. GOVERNMENT-SPONSORED ENTERPRISES
-------------------------------------
            Fannie Mae, 3.83%, 12/12/05                                   50,000,000          49,941,486         1.0%
            Fannie Mae, 4.00%, 12/21/05                                   39,000,000          38,913,333         0.8%
            Fannie Mae, 4.01%, 12/27/05                                   75,000,000          74,782,792         1.4%
            Fannie Mae, 3.98%, 12/28/05                                   50,000,000          49,850,750         1.0%
            Fannie Mae, FRN, 1.53%, 12/29/05                              25,000,000          24,999,028         0.5%
            Fannie Mae, 3.98%, 12/30/05                                  100,000,000          99,679,389         1.9%
            Fannie Mae, 3.99%, 12/30/05                                   90,382,000          90,091,497         1.7%
            Fannie Mae, 4.00%, 12/30/05                                   17,790,000          17,732,677         0.3%
            Fannie Mae, 4.06%, 01/09/06                                   50,000,000          49,780,083         1.0%
            Fannie Mae, 4.12%, 01/11/06                                   42,000,000          41,802,927         0.8%
            Fannie Mae, 4.13%, 01/19/06                                   50,000,000          49,718,931         1.0%
            Fannie Mae, 4.10%, 01/23/06                                   64,000,000          63,613,689         1.2%
            Federal Home Loan Bank, 3.80%, 12/07/05                      121,722,000         121,644,909         2.4%

--------------------------------------------------------------------------------------------------------------------------
                                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                                              INVESTMENT PORTFOLIO
                                                NOVEMBER 30, 2005
                                                   (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
                                                                          PRINCIPAL                           % OF NET
                                                                            AMOUNT              VALUE          ASSETS
                                                                            ------              -----          ------
            Federal Home Loan Bank, 3.84%, 12/09/05                       32,980,000          32,951,894         0.6%
            Federal Home Loan Bank, 4.02%, 12/21/05                       50,000,000          49,888,333         1.0%
            Federal Home Loan Bank, 4.04%, 01/04/06                       22,847,000          22,759,826         0.4%
            Federal Home Loan Bank, 4.04%, 01/11/06                       80,000,000          79,631,911         1.5%
            Federal Home Loan Bank, 4.05%, 01/13/06                       37,700,000          37,517,626         0.7%
            Federal Home Loan Bank, 4.06%, 01/13/06                       50,000,000          49,757,528         1.0%
            Federal Home Loan Bank, 4.10%, 01/13/06                       75,000,000          74,632,708         1.4%
            Federal Home Loan Bank, 4.08%, 01/18/06                       50,000,000          49,728,333         1.0%
            Freddie Mac, 3.73%, 12/12/05                                  50,000,000          49,943,014         1.0%
            Freddie Mac, 3.81%, 12/12/05                                  50,000,000          49,941,792         1.0%
            Freddie Mac, 3.81%, 12/19/05                                  50,000,000          49,904,750         1.0%
            Freddie Mac, 3.86%, 12/19/05                                  50,000,000          49,903,500         1.0%
            Freddie Mac, 3.87%, 12/19/05                                  49,900,000          49,803,444         1.0%
            Freddie Mac, 3.89%, 12/27/05                                 118,000,000         117,668,486         2.3%
            Freddie Mac, 3.98%, 12/29/05                                  50,000,000          49,845,222         1.0%
            Freddie Mac, 3.99%, 12/30/05                                  50,000,000          49,839,292         1.0%
            Freddie Mac, 4.01%, 12/30/05                                  65,000,000          64,790,033         1.3%
            Freddie Mac, 4.10%, 01/03/06                                  19,200,000          19,127,840         0.4%
            Freddie Mac, 4.13%, 01/18/06                                  43,000,000          42,763,214         0.8%
                                                                                         ---------------      ----------
     Total U.S. Government-Sponsored Enterprises                                           1,762,950,237        34.4%
     (cost $1,762,950,237)

CERTIFICATES OF DEPOSIT
-----------------------
        BANKS
        -----
            Wells Fargo & Company CD, 4.00%, 12/01/05                     50,000,000          50,000,000         1.0%
            Wells Fargo & Company CD, 4.00%, 12/08/05                     50,000,000          50,000,000         1.0%
            Wells Fargo & Company CD, 4.09%, 12/28/05                     50,000,000          50,000,000         1.0%
                                                                                         ---------------      ----------
     Total Certificates of Deposit (cost $150,000,000)                                       150,000,000         3.0%
     Total Investment Portfolio excluding
     repurchase agreement (cost $5,133,281,350)                                            5,133,281,350       100.4%
                                                                                         ---------------      ----------

     REPURCHASE AGREEMENT
     --------------------
     Repurchase Agreement with State Street Bank
     and Trust Company, dated November 30, 2005 @
     3.78% to be repurchased at $2,545,267 on
     December 1, 2005, collateralized by
     $2,595,000 United States Treasury Notes,
     4.125% due August 15, 2010,
     (market value $2,591,254 including interest)
     (cost $2,545,000) . . . . . . . . . . . . . . . . . . .                                   2,545,000         0.1%
                                                                                         ---------------      ----------

     TOTAL INVESTMENT PORTFOLIO (COST $5,135,826,350) (b)                                  5,135,826,350       100.5%
     OTHER ASSETS AND LIABILITIES, NET,                                                      (23,447,240)       -0.5%
                                                                                         ---------------      ----------
     NET ASSETS (consisting of paid-in-capital net of
       accumulated net realized loss of $3,174)                                          $ 5,112,379,110       100.0%
                                                                                         ===============      ==========

     -------

     (a)   U.S. dollar denominated.
     (b) The aggregate identified cost for federal income tax purposes is the same.

     FRN - Floating Rate Notes reset their interest rate on a monthly basis.

-----------------------------------------------------------------------------------------------------------------
                               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                              INVESTMENT PORTFOLIO
                                                NOVEMBER 30, 2005
                                                   (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------

                                                                 PRINCIPAL                           % OF NET
                                                                  AMOUNT              VALUE           ASSETS
                                                                  ------              -----           ------
NOTES, BONDS & VARIABLE RATE DEMAND NOTES - 79.6% (a) (b)
---------------------------------------------------------
    ALABAMA
    -------
       Alabama Housing Finance Authority, 3.14% (c)
          Multi Family Housing Revenue Bond
          Hunter Ridge Apartments Project,
          Series 03H, AMT, 12/07/05
          LOC: Wachovia Bank & Trust                            $10,550,000        $10,550,000          1.0%
       Decatur Industrial Development Board, 3.06% (c)
          Pollution Control Revenue Bond
          BP Amoco Project,
          Series 01, AMT, 12/01/05                                4,100,000          4,100,000          0.4%
       Stevenson Industrial Development Board, 3.03% (c)
          Industrial Development Revenue Bond
          Mead Corporation Project,
          Series 97, AMT, 12/07/05
          LOC: J.P. Morgan Chase Bank                             6,400,000          6,400,000          0.6%
       Stevenson Industrial Development Board, 3.03% (c)
          Industrial Development Revenue Bond
          Mead Corporation Project,
          Series 98B, AMT, 12/07/05
          LOC: J.P. Morgan Chase Bank                             6,700,000          6,700,000          0.6%
                                                                               -------------------   ---------
                                                                                    27,750,000          2.6%
    ALASKA
    ------
       Valdez, 2.91% (c)
          Industrial Development Revenue Bond
          Exxon Project,
          Series 93C, 12/01/05                                    2,300,000          2,300,000          0.2%
       Valdez, 3.00% (c)
          Transportation Revenue Bond
          BP Amoco Project,
          Series 03C, 12/01/05                                    5,500,000          5,500,000          0.5%
       Valdez, 3.00% (c)
          Industrial Development Revenue Bond
          BP Amoco Inc. Project,
          Series 03B, 12/01/05                                    6,895,000          6,895,000          0.6%
                                                                               -------------------   ---------
                                                                                    14,695,000          1.3%
    ARIZONA
    -------
       Maricopa County Industrial Development Authority,
         3.08% (c)
          Multi Family Housing Revenue Bond
          San Remo Apartments Project,
          Series 00A, AMT, 12/07/05
          LOC: Federal National Mortgage Association              3,400,000          3,400,000          0.3%
       Maricopa County Industrial Development Authority,
         3.12% (c)
          Multi Family Housing Revenue Bond
          San Fernando Apartments Project,
          Series 04, AMT, 12/07/05
          LOC: Federal National Mortgage Association              6,750,000          6,750,000          0.6%
                                                                               -------------------   ---------
                                                                                    10,150,000          0.9%
    ARKANSAS
    --------
       Arkansas Development Finance Authority, 3.10% (c)
          Industrial Development Revenue Bond
          Teris LLC Project,
           Series 02, AMT, 12/07/05
          LOC: Wachovia Bank & Trust                              6,000,000          6,000,000          0.6%
       Pulaski County, 3.12% (c)
          Multi Family Housing Revenue Bond
          Markham Oaks & Indian Hills Apartments Project,
          Series 05, AMT, 12/07/05
          LOC: Regions Bank                                       6,400,000          6,400,000          0.6%
                                                                               -------------------   ---------
                                                                                 12,400,000.00          1.2%
    COLORADO
    --------
       Colorado Housing & Finance Authority, 3.10% (c)

-----------------------------------------------------------------------------------------------------------------
                               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                              INVESTMENT PORTFOLIO
                                                NOVEMBER 30, 2005
                                                   (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------

                                                                 PRINCIPAL                           % OF NET
                                                                  AMOUNT              VALUE           ASSETS
                                                                  ------              -----           ------
          Pollution Control Revenue Bond
          Waste Management Inc. Project,
           Series 02, AMT, 12/07/05
          LOC: J.P. Morgan Chase Bank                            14,160,000         14,160,000          1.3%
       Colorado Housing & Finance Authority, 3.10% (c)
          Pollution Control Revenue Bond
          Waste Management Inc. Project,
          Series 03, AMT, 12/07/05
          LOC: Wachovia Bank & Trust                              8,300,000          8,300,000          0.8%
       Traer Creek Metropolitan District, 3.02% (c)
          Eagle County Project,
          Series 02, 12/07/05
          LOC: BNP Paribas                                        2,300,000          2,300,000          0.2%
                                                                               -------------------   ---------
                                                                                    24,760,000          2.3%
    CONNECTICUT
    -----------
       Connecticut Housing Finance Authority, 3.08% (c)
          Multi Family Housing Revenue Bond
          Mortgage Finance Project,
          Series 02B, AMT, 12/07/05
          BPA: Federal Home Loan Bank                             5,300,000          5,300,000          0.5%
       Connecticut State Health & Educational Facility
         Authority, 3.00% (c)
          Higher Education Bond
          Yale University Project,
          Series 97T-2, 12/07/05                                  3,000,000          3,000,000          0.3%
                                                                               -------------------   ---------
                                                                                     8,300,000          0.8%
    DISTRICT OF COLUMBIA
    --------------------
       Metropolitan Washington Airport Authority, 3.03% (c)
          Airport Facilities Revenue Bond
          Series 02C, AMT, 12/07/05
          BPA: Dexia                                              8,130,000          8,130,000          0.8%
                                                                               -------------------   ---------
    FLORIDA
    -------
       Hillsborough County Housing Finance Authority, 3.08% (c)
          Multi Family Housing Revenue Bond
          Brandon Crossing Apartments Project,
          Series 98A, AMT, 12/07/05
          LOC: Federal National Mortgage Association              5,905,000          5,905,000          0.5%
       Orlando & Orange County Expressway Authority, 3.01% (c)
          Transportation Revenue Bond
          Series 03D, 12/07/05
          BPA: Dexia                                             17,700,000         17,700,000          1.6%
                                                                               -------------------   ---------
                                                                                 23,605,000.00          2.1%
    GEORGIA
    -------
       Bibb County Development Authority, 3.05% (c)
          Industrial Development Revenue Bond
          Mount de Sales Academy Project,
          Series 00, 12/07/05
          LOC: SunTrust Bank                                      3,200,000          3,200,000          0.3%
       Clayton County Development Authority, 3.10% (c)
          Industrial Development Revenue Bond
          C. W.  Matthews Contracting Project,
          Series 00, AMT, 12/07/05
          LOC: Bank of America                                    1,400,000          1,400,000          0.1%
       DeKalb County Housing Authority, 3.05% (c)
          Multi Family Housing Revenue Bond
          Mountain Crest Apartments Project,
           Series 02A-1, AMT, 12/07/05
          LOC: SunTrust Bank                                      3,900,000          3,900,000          0.4%
       East Point Housing Authority, 3.14% (c)
          Multi Family Housing Revenue Bond
          Eagles Creste Apartments Project,
          Series 03, AMT, 12/07/05

-----------------------------------------------------------------------------------------------------------------
                               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                              INVESTMENT PORTFOLIO
                                                NOVEMBER 30, 2005
                                                   (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------

                                                                 PRINCIPAL                           % OF NET
                                                                  AMOUNT              VALUE           ASSETS
                                                                  ------              -----           ------
          LOC: Bank of America                                   12,525,000         12,525,000          1.2%
       Fulton County Development Authority, 3.14% (c)
          Multi Family Housing Revenue Bond
          Hidden Creste Apartments Project,
          Series 04, AMT, 12/07/05
          LOC: J.P. Morgan Chase Bank                            16,000,000         16,000,000          1.5%
       Gainesville & Hall County Development Authority,
         3.15% (c)
          Industrial Development Revenue Bond
          IMS Gear Project,
          Series 00, AMT, 12/07/05
          LOC: Wachovia Bank & Trust                              2,500,000          2,500,000          0.2%
       Rockmart Development Authority, 3.15% (c)
          Industrial Development Revenue Bond
          C. W.  Matthews Contracting Project,
          Series 00, AMT, 12/07/05
          LOC: Wachovia Bank & Trust                              1,700,000          1,700,000          0.2%
       Roswell Housing Authority, 3.11% (c)
          Multi Family Housing Revenue Bond
          Park Ridge Apartments Project,
          Series 03, AMT, 12/07/05
          LOC: Federal National Mortgage Association              8,100,000          8,100,000          0.8%
       Waleska Downtown Development Authority, 3.07% (c)
          Higher Education Bond
          Reinhardt College Project,
           Series 03, 12/07/05
          LOC: Regions Bank                                       6,650,000          6,650,000          0.6%
                                                                               -------------------   ---------
                                                                                    55,975,000          5.3%
    ILLINOIS
    --------
       Chicago Industrial Development Authority, 3.14% (c)
          Industrial Development Revenue Bond
          Evans Food Products Company Project,
          Series 98, AMT, 12/07/05
          LOC: LaSalle National Trust, N.A.                       4,890,000          4,890,000          0.4%
       Chicago, 3.14% (c)
          Industrial Development Revenue Bond
          Andres Imaging & Graphics Project,
          Series 00, AMT, 12/07/05
          LOC: LaSalle National Trust, N.A.                       3,015,000          3,015,000          0.3%
       Chicago, 3.16% (c)
          Multi Family Housing Revenue Bond
          North Larrabee Project,
          Series 01A, AMT, 12/07/05
          LOC: Harris Bankcorp                                    2,935,000          2,935,000          0.3%
       Hennepin, 3.11% (c)
          Pollution Control Revenue Bond
          Hennepin-Hopper Lakes Project,
          Series 01, 12/07/05
          LOC: Harris Bankcorp                                    2,900,000          2,900,000          0.3%
       Illinois Development Finance Authority, 3.07% (c)
          Industrial Development Revenue Bond
          Olive Can Company Project,
          Series 94, AMT, 12/07/05
          LOC: LaSalle National Trust, N.A.                       2,900,000          2,900,000          0.3%
       Illinois Development Finance Authority, 3.07% (c)
          Industrial Development Revenue Bond
          F. C. Limited Partnership Project,
          AMT, 12/01/05
          LOC: LaSalle National Trust, N.A.                         860,000            860,000          0.1%
       Illinois Development Finance Authority, 3.07% (c)
          Industrial Development Revenue Bond
          Touhy Limited Partnership Project,
          Series 96, AMT, 12/07/05

-----------------------------------------------------------------------------------------------------------------
                               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                              INVESTMENT PORTFOLIO
                                                NOVEMBER 30, 2005
                                                   (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------

                                                                 PRINCIPAL                           % OF NET
                                                                  AMOUNT              VALUE           ASSETS
                                                                  ------              -----           ------
          LOC: LaSalle National Trust, N.A.                       3,025,000          3,025,000          0.3%
       Illinois Development Finance Authority, 3.08% (c)
          Industrial Development Revenue Bond
          Azteca Foods Inc. Project,
          Series 95, AMT, 12/07/05
          LOC: LaSalle National Trust, N.A.                         600,000            600,000          0.1%
       Illinois Development Finance Authority, 3.10% (c)
          Industrial Development Revenue Bond
          MPP Zinc Plating Plant Project,
          AMT, 12/07/05
          LOC: Bank of America                                    2,000,000          2,000,000          0.2%
       Illinois Development Finance Authority, 3.10% (c)
          Pollution Control Revenue Bond
          Waste Management Inc. Project,
          Series 02, AMT, 12/07/05
          LOC: J.P. Morgan Chase Bank                            10,000,000         10,000,000          0.9%
       Illinois Development Finance Authority, 3.14% (c)
          Industrial Development Revenue Bond
          Emtech Machining & Grinding Project,
          Series 96, AMT, 12/07/05
          LOC: LaSalle National Trust, N.A.                       1,050,000          1,050,000          0.1%
       Illinois Development Finance Authority, 3.14% (c)
          Industrial Development Revenue Bond
          Elite Manufacturing Technology Inc. Project,
          Series 99, AMT, 12/07/05
          LOC: LaSalle National Trust, N.A.                       3,455,000          3,455,000          0.3%
       Illinois Development Finance Authority, 3.14% (c)
          Industrial Development Revenue Bond
          Porter Athletic Equipment Project,
           AMT, 12/07/05
          LOC: LaSalle National Trust, N.A.                       2,200,000          2,200,000          0.2%
       Illinois Development Finance Authority, 3.16% (c)
          Industrial Development Revenue Bond
          Northwest Pallet Supply Project,
          Series 01, AMT, 12/07/05
          LOC: Harris Bankcorp                                    3,460,000          3,460,000          0.3%
       Illinois Housing Development Authority, 3.05% (c)
          Multi Family Housing Revenue Bond
          Hyde Park Tower Project, Series 00A, AMT, 12/07/05
          Series 00A, AMT, 12/07/05
          LOC: Federal National Mortgage Association              6,715,000          6,715,000          0.6%
       Illinois Housing Development Authority, 3.11% (c)
          Multi Family Housing Revenue Bond
          Sterling Towers Project,
          Series 01, AMT, 12/07/05
          LOC: LaSalle National Trust, N.A.                       3,930,000          3,930,000          0.4%
       Illinois Student Assistance Commission, 3.05% (c)
          Student Loan Revenue Bond
          Series 97A, AMT, 12/07/05
          LOC: J.P. Morgan Chase Bank                             2,400,000          2,400,000          0.2%
       Lake County, 3.10% (c)
          Multi Family Housing Revenue Bond
          Rosewood Apartments Project,
          Series 04, AMT, 12/07/05
          LOC: Federal Home Loan Mortgage Corporation             4,310,000          4,310,000          0.4%
       Lake County, 3.12% (c)
          Pollution Control Revenue Bond
          Countryside Landfill Project,
          Series 96B, AMT, 12/07/05
          LOC: J.P. Morgan Chase Bank                             4,320,000          4,320,000          0.4%
       Rock Island County Metropolitan Airport Authority,
         3.05% (c)
          Airport Facilities Revenue Bond

-----------------------------------------------------------------------------------------------------------------
                               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                              INVESTMENT PORTFOLIO
                                                NOVEMBER 30, 2005
                                                   (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------

                                                                 PRINCIPAL                           % OF NET
                                                                  AMOUNT              VALUE           ASSETS
                                                                  ------              -----           ------
          Quad City International Airport Project,
          Series 98, AMT, 12/07/05
          LOC: U.S. Bank N.A.                                     2,185,000          2,185,000          0.2%
       Wheeling, 3.16% (c)
          Industrial Development Revenue Bond
          V-S  Industries Inc. Project,
          Series 00, AMT, 12/07/05
          LOC: Harris Bankcorp                                    1,820,000          1,820,000          0.2%
       Will County, 3.06% (c)
          Industrial Development Revenue Bond
          BP Amoco Chemical Company Project,
          AMT, 12/01/05                                           6,800,000          6,800,000          0.6%
       Will County, 3.06% (c)
          Industrial Development Revenue Bond
          BP Amoco Project,
          Series 02, AMT, 12/01/05                                5,200,000          5,200,000          0.5%
       Will County, 3.06% (c)
          Pollution Control Revenue Bond
          Amoco Chemical Company Project,
          Series 98, AMT, 12/01/05                                3,200,000          3,200,000          0.3%
                                                                               -------------------   ---------
                                                                                    84,170,000          7.9%
    INDIANA
    -------
       Crawfordsville, 3.15% (c)
          Multi Family Housing Revenue Bond
          Pedcor Investments - Shady Project,
          Series 93, AMT, 12/07/05
          LOC: Federal Home Loan Bank                             3,040,000          3,040,000          0.3%
       Elkhart County, 3.07% (c)
          Multi Family Housing Revenue Bond
          Johnson Street Apartments Project,
          Series 98A, AMT, 12/07/05
          LOC: Federal Home Loan Bank                             2,550,000          2,550,000          0.2%
       Gibson County, 3.04% (c)
          Pollution Control Revenue Bond
          Toyota Motor Manufacturing Project,
          Series 01B, AMT, 12/07/05                               3,000,000          3,000,000          0.3%
       Gibson County, 3.04% (c)
          Pollution Control Revenue Bond
          Toyota Motor Manufacturing Project,
          Series 01, AMT, 12/07/05                                4,000,000          4,000,000          0.4%
       Gibson County, 3.04% (c)
          Pollution Control Revenue Bond
          Toyota Motor Manufacturing Project,
          Series 00A, AMT, 12/07/05                               1,000,000          1,000,000          0.1%
       Gibson County, 3.04% (c)
          Pollution Control Revenue Bond
          Toyota Motor Manufacturing Project,
          Series 99A, AMT, 12/07/05                               3,000,000          3,000,000          0.3%
       Gibson County, 3.04% (c)
          Pollution Control Revenue Bond
          Toyota Motor Manufacturing Project,
          Series 97, AMT, 12/07/05                                2,500,000          2,500,000          0.2%
       LaPorte County, 3.16% (c)
          Multi Family Housing Revenue Bond
          Pedcor Investments - Woodland Project,
          Series 94, AMT, 12/07/05
          LOC: Federal Home Loan Bank                             1,127,000          1,127,000          0.1%
       Valparaiso, 3.05% (c)
          Industrial Development Revenue Bond
          Block Heavy & Highway Products Project,
          Series 99, AMT, 12/07/05
          LOC: U.S. Bank N.A.                                     2,855,000          2,855,000          0.3%
                                                                               -------------------   ---------
                                                                                    23,072,000          2.2%

-----------------------------------------------------------------------------------------------------------------
                               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                              INVESTMENT PORTFOLIO
                                                NOVEMBER 30, 2005
                                                   (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------

                                                                 PRINCIPAL                           % OF NET
                                                                  AMOUNT              VALUE           ASSETS
                                                                  ------              -----           ------
    IOWA
    ----
       Iowa Higher Education Loan Authority, 3.05% (c)
          Student Loan Revenue Bond
          Luther College Project,
          Series 02, 12/07/05
          LOC: U.S. Bank N.A.                                     7,500,000          7,500,000          0.7%
       Orange City, 3.15% (c)
          Industrial Development Revenue Bond
          Vogel Enterprises LTD Project,
          AMT, 12/07/05
          LOC: U.S. Bank N.A.                                     3,400,000          3,400,000          0.3%
                                                                               -------------------   ---------
                                                                                    10,900,000          1.0%
    KANSAS
    ------
       Dodge City, 3.30% (c)
          Industrial Development Revenue Bond
          Farmland National Beef Packing Company Project,
          Series 00, AMT, 12/07/05
          LOC: Rabobank Nederland                                 6,000,000          6,000,000          0.6%
       Liberal, 3.30% (c)
          Industrial Development Revenue Bond
          Farmland National Beef Packing Company Project,
          Series 00, AMT, 12/07/05
          LOC: Rabobank Nederland                                 5,850,000          5,850,000          0.5%
       Shawnee Industrial Development Authority, 3.07% (c)
          Industrial Development Revenue Bond
          Thrall Enterprises Inc. Project,
          Series 94, AMT, 12/07/05
          LOC: LaSalle National Trust, N.A.                       2,700,000          2,700,000          0.3%
                                                                               -------------------   ---------
                                                                                    14,550,000          1.4%
    KENTUCKY
    --------
       Middletown, 3.25% (c)
          Christian Academy of Louisville Project,
          Series 04, 12/07/05
          LOC: J.P. Morgan Chase Bank                            11,240,000         11,240,000          1.0%
                                                                               -------------------   ---------
    LOUISIANA
    ---------
       Caddo-Bossier Parishes Port Commission, 3.14% (c)
          Transportation Revenue Bond
          Oakley Louisiana Inc. Project,
          Series 98, AMT, 12/07/05
          LOC: Regions Bank                                       3,470,000          3,470,000          0.3%
       Calcasieu Parish Industrial Development Board, 3.07% (c)
          Industrial Development Revenue Bond
          Hydroserve Westlake Project,
          Series 98, AMT, 12/07/05
          LOC: J.P. Morgan Chase Bank                             1,500,000          1,500,000          0.1%
       DeRidder Industrial Development Board, 3.14% (c)
          Industrial Development Revenue Bond
          Pax Inc. Project,
          Series 97, AMT, 12/07/05
          LOC: J.P. Morgan Chase Bank                             2,320,000          2,320,000          0.2%
       St. Charles Parish, 3.06% (c)
          Industrial Development Revenue Bond
          Shell Oil Company Project,
          Series 92A, AMT, 12/01/05                              13,000,000         13,000,000          1.2%
                                                                               -------------------   ---------
                                                                                    20,290,000          1.8%
    MAINE
    -----
       Maine Finance Authority, 3.09% (c)
          Industrial Development Revenue Bond
          Jackson Laboratory Project,
          Series 02, 12/07/05

-----------------------------------------------------------------------------------------------------------------
                               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                              INVESTMENT PORTFOLIO
                                                NOVEMBER 30, 2005
                                                   (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------

                                                                 PRINCIPAL                           % OF NET
                                                                  AMOUNT              VALUE           ASSETS
                                                                  ------              -----           ------
          LOC: Bank of America                                    5,675,000          5,675,000          0.5%
                                                                               -------------------   ---------
    MARYLAND
    --------
       Montgomery County, 3.05% (c)
          Industrial Development Revenue Bond
          Georgetown Preparatory School Project,
          Series 05, 12/07/05
          LOC: Bank of America                                    6,000,000          6,000,000          0.6%
                                                                               -------------------   ---------
    MASSACHUSETTS
    -------------
       Massachusetts Industrial Finance Agency, 3.09% (c)
          Heritage At Hingham Project,
          Series 97, AMT, 12/07/05
          LOC: Federal National Mortgage Association              6,260,000          6,260,000          0.6%
                                                                               -------------------   ---------
    MICHIGAN
    --------
       Michigan Health Facilities Revenue Authority, 3.09% (c)
          Hospital Revenue Bond
          West Shore Medical Center Project,
          Series 01, 12/07/05
          LOC: National City Bank, Cleveland                     10,935,000         10,935,000          1.0%
       Michigan Municipal Bond Authority, 4.00%
          Revenue Notes
          Series 05B-2, 08/18/06
          LOC: J.P. Morgan Chase Bank                             5,000,000          5,037,358          0.5%
       Michigan State Building Authority, 2.90% (c)
          Facilities Authority
          Series 5, 12/14/05
          LOC: Bank of New York and State Street Bank &
           Trust Co.                                             12,400,000         12,400,000          1.1%
                                                                               -------------------   ---------
                                                                                    28,372,358          2.6%
    MINNESOTA
    ---------
       Dakota County Community Development Agency, 3.14% (c)
          Multi Family Housing Revenue Bond
          View Pointe Apartments Project,
          Series 04, AMT, 12/07/05
          LOC: LaSalle National Trust, N.A.                       5,000,000          5,000,000          0.5%
       Dakota County Community Develovpment Agency, 3.13% (c)
          Multi Family Housing Revenue Bond
          Regatta Commons Project,
          Series 03A, AMT, 12/01/05
          LOC: LaSalle National Trust, N.A.                       2,655,000          2,655,000          0.2%
       Plymouth Housing Authority, 3.10% (c)
          Multi Family Housing Revenue Bond
          At the Lake Apartments Project,
          Series 04, AMT, 12/07/05
          LOC: Federal Home Loan Mortgage Corporation             3,800,000          3,800,000          0.3%
       St. Anthony, 3.14% (c)
          Multi Family Housing Revenue Bond
          St. Anthony Leased Housing Project,
          Series 04A, AMT, 12/07/05
          LOC: LaSalle National Trust, N.A.                       6,000,000          6,000,000          0.5%
       St. Paul & Ramsey County Housing & Redevelopment
         Authority, 3.14% (c)
          Multi Family Housing Revenue Bond
          St. Paul Leased Housing Association I Project,
           Series 02A, AMT, 12/07/05
          LOC: LaSalle National Trust, N.A.                       5,000,000          5,000,000          0.5%
       St. Paul Housing & Redevelopment Authority, 3.15% (c)
          Multi Family Housing Revenue Bond
          Bridgecreek Senior Place Project,
           Series 04A, AMT, 12/07/05
          LOC: LaSalle National Trust, N.A.                       3,000,000          3,000,000          0.3%
       St. Paul Port Authority, 3.05% (c)

-----------------------------------------------------------------------------------------------------------------
                               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                              INVESTMENT PORTFOLIO
                                                NOVEMBER 30, 2005
                                                   (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------

                                                                 PRINCIPAL                           % OF NET
                                                                  AMOUNT              VALUE           ASSETS
                                                                  ------              -----           ------
          Transportation Revenue Bond
          District Heating Project,
          Series 03-2F, AMT, 12/07/05
          LOC: Dexia                                              4,000,000          4,000,000          0.4%
                                                                               -------------------   ---------
                                                                                    29,455,000          2.7%
    MISSISSIPPI
    -----------
       Mississippi Business Finance Corporation, 3.14% (c)
          Industrial Development Revenue Bond
          EPCO Carbon Dioxide Products Inc. Project,
          Series 02, AMT, 12/07/05
          LOC: Regions Bank                                       3,000,000          3,000,000          0.3%
       Mississippi Home Corporation, 3.14% (c)
          Multi Family Housing Revenue Bond
          Summer Park Apartments Project,
          Series 99D-1, AMT, 12/07/05
          LOC: ABN-AMRO Bank N.V.                                 9,800,000          9,800,000          0.9%
       Mississippi Home Corporation, 3.14% (c)
          Multi Family Housing Revenue Bond
          Highland Park Apartments Project,
          Series 01-4, AMT, 12/07/05
          LOC: ABN-AMRO Bank N.V. and Wachovia Bank & Trust       7,500,000          7,500,000          0.7%
                                                                               -------------------   ---------
                                                                                    20,300,000          1.9%
    NEVADA
    ------
       Clark County, 3.06% (c)
          Pollution Control Revenue Bond
          Cogeneration Association 2 Project,
          AMT, 12/01/05
          LOC: ABN-AMRO Bank N.V.                                 5,450,000          5,450,000          0.5%
       Director of the State of Nevada Department of
         Business & Industry, 3.04% (c)
          Pollution Control Revenue Bond
          Barrick Goldstrike Mines Project,
           AMT, 12/07/05
          LOC: Royal Bank Of Canada                              13,500,000         13,500,000          1.2%
       Nevada Housing Division, 3.08% (c)
          Multi Family Housing Revenue Bond
          Fremont Meadows Apartments Project,
          Series 97, AMT, 12/07/05
          LOC: Federal Home Loan Bank                             1,790,000          1,790,000          0.2%
       Nevada Housing Division, 3.08% (c)
          Multi Family Housing Revenue Bond
          Horizon Pines Apartments Project,
          Series 00A, AMT, 12/07/05
          LOC: Federal National Mortgage Association              2,000,000          2,000,000          0.2%
                                                                               -------------------   ---------
                                                                                    22,740,000          2.1%
    NEW HAMPSHIRE
    -------------
       New Hampshire Health & Education Facilities
         Authority, 3.06% (c)
          Higher Education Bond
          Brewster Academy Project,
          Series 05, 12/07/05
          LOC: Allied Irish Banks                                 5,300,000          5,300,000          0.5%
       New Hampshire Health & Education Facilities
         Authority, 3.09% (c)
          Hospital Revenue Bond
          Easter Seals Project,
          Series 04H-A, 12/07/05
          LOC: Royal Bank of Scotland                             5,000,000          5,000,000          0.5%
                                                                               -------------------   ---------
                                                                                 10,300,000.00          1.0%
    NEW JERSEY
    ----------
       New Jersey Economic Development Authority, 3.01% (c)
          Industrial Development Revenue Bond
          Port Newark Container Terminal Project,
          Series 03, AMT, 12/07/05
          LOC: Citibank                                           6,200,000          6,200,000          0.6%
                                                                               -------------------   ---------

-----------------------------------------------------------------------------------------------------------------
                               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                              INVESTMENT PORTFOLIO
                                                NOVEMBER 30, 2005
                                                   (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------

                                                                 PRINCIPAL                           % OF NET
                                                                  AMOUNT              VALUE           ASSETS
                                                                  ------              -----           ------
    NEW YORK
    --------
       City of New York, 2.95% (c)
          Series H-6, 12/07/05
          LOC: Bank of America                                   12,100,000         12,100,000          1.1%
       City of New York, GO, 2.93% (c)
          Series 03 C-4, 12/07/05
          LOC: BNP Paribas                                       19,950,000         19,950,000          1.9%
       City of New York, GO, 2.97% (c)
          Series 04H-5, 12/07/05
          LOC: Dexia                                             11,000,000         11,000,000          1.0%
       New York City Housing Development Corporation, 3.00% (c)
          Multi Family Housing Revenue Bond
          West End Towers Project,
          Series 04A, AMT, 12/07/05
          LOC: Federal National Mortgage Association              3,400,000          3,400,000          0.3%
       New York City Municipal Water Finance Authority,
         2.94% (c)
          Water & Sewer System Revenue Bond
          Series 94C, 12/01/05
          BPA: FGIC Securities Purchase, Inc.,                    3,500,000          3,500,000          0.3%
       New York City Transitional Finance Authority, 2.94% (c)
          Recovery Bonds
          Series 3 3-G, 12/07/05
          BPA: Bank of New York                                  13,560,000         13,560,000          1.3%
                                                                               -------------------   ---------
                                                                                    63,510,000          5.9%
    NORTH CAROLINA
    --------------
       North Carolina Educational Facilities Finance Agency,
         2.99% (c)
          Higher Education Bond
          Duke University Project,
           Series B, 12/07/05                                    21,900,000         21,900,000          2.0%
                                                                               -------------------   ---------
    NORTH DAKOTA
    ------------
       North Dakota State Housing Finance Agency, 3.02% (c)
          Home Mortgage Finance Program Project,
          Series 03A, AMT, 12/07/05
          BPA: KBC Bank                                           4,000,000          4,000,000          0.4%
       Richland County, 3.25% (c)
          Pollution Control Revenue Bond
          Minn-Dak Farmers Coop Project,
          Series 02, AMT, 12/07/05
          LOC: Wells Fargo Bank                                  11,000,000         11,000,000          1.0%
                                                                               -------------------   ---------
                                                                                    15,000,000          1.4%
    OHIO
    ----
       Akron Bath Copley Joint Township Hospital District,
         3.06% (c)
          Healthcare Facilities Revenue Bond
          Sumner on Ridgewood Project,
          Series 02, 12/07/05
          LOC: KBC Bank                                           8,525,000          8,525,000          0.8%
       Butler County Health Facility, 3.25% (c)
          Hospital Revenue Bond
          Lifesphere Project, Series 02, 12/07/05
          LOC: U.S. Bank N.A.                                    17,865,000         17,865,000          1.7%
       Hamilton County, 3.03% (c)
          Episcopal Retirement Homes Project,
           Series 05B, 12/07/05
          LOC: Key Bank                                           3,000,000          3,000,000          0.3%
       Ohio State  Higher Education Facility, 3.08% (c)
          Higher Education Bond
          Ashland University Project,
          Series 04, 12/07/05
          LOC: Key Bank                                           4,440,000          4,440,000          0.4%
       Ohio Water Development Authority, 3.00% (c)

-----------------------------------------------------------------------------------------------------------------
                               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                              INVESTMENT PORTFOLIO
                                                NOVEMBER 30, 2005
                                                   (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------

                                                                 PRINCIPAL                           % OF NET
                                                                  AMOUNT              VALUE           ASSETS
                                                                  ------              -----           ------
          Pollution Control Revenue Bond
          Toledo Edison Company Project,
          Series 99, AMT, 12/07/05
          LOC: Barclays Bank                                      3,750,000          3,750,000          0.3%
       Ohio Water Development Authority, 3.08% (c)
          Pollution Control Revenue Bond
          Cleveland Electric Illuminating Company Project,
          Series 99, AMT, 12/07/05
          LOC: Barclays Bank                                      5,200,000          5,200,000          0.5%
                                                                               -------------------   ---------
                                                                                    42,780,000          4.0%
    OKLAHOMA
    --------
       Oklahoma Development Finance Authority, 3.10% (c)
          Industrial Development Revenue Bond
          Shawnee Funding Project,
           Series 96, AMT, 12/07/05
          LOC: Bank of Nova Scotia                                1,600,000          1,600,000          0.1%
       Tulsa County Industrial Authority, 3.00% (c)
          Industrial Development Revenue Bond
          Warren Woods Project,
          Series 02A, 12/01/05
          LOC: BNP Paribas                                        1,000,000          1,000,000          0.1%
                                                                               -------------------   ---------
                                                                                     2,600,000          0.2%
    OREGON
    ------
       Oregon, 4.50%
          Tax & Revenue Anticipation Notes
          Series 05A, 11/27/06                                    5,000,000       5,068,497.00          0.5%
                                                                               -------------------   ---------
    PENNSYLVANIA
    ------------
       Berks County Industrial Development Authority,
         3.14% (c)
          Industrial Development Revenue Bond
          One Douglassville Properties Project,
          Series 04, AMT, 12/07/05
          LOC: Federal Home Loan Bank                             3,600,000          3,600,000          0.3%
       Montgomery County Industrial Development Authority,
         3.10% (c)
          Pollution Control Revenue Bond
          Peco Energy Company Project,
          Series B, AMT, 12/07/05
          LOC: Wachovia Bank, N.A.                                4,000,000          4,000,000          0.4%
       Pennsylvania Economic Development Financing
         Authority, 3.13% (c)
          Industrial Development Revenue Bond
          Westrum Hanover Project,
          Series 04, AMT, 12/07/05
          LOC: Federal Home Loan Bank                             4,200,000          4,200,000          0.4%
                                                                               -------------------   ---------
                                                                                    11,800,000          1.1%
    SOUTH CAROLINA
    --------------
       Berkeley County, 3.06% (c)
          Pollution Control Revenue Bond
          Amoco Chemical Company Project,
          Series 98, AMT, 12/01/05                                2,000,000          2,000,000          0.2%
       South Carolina Economic Development Authority,
         3.10% (c)
          Industrial Development Revenue Bond
          Brown Packing Company Project,
          Series 01, AMT, 12/07/05
          LOC: Wachovia Bank & Trust                              3,700,000          3,700,000          0.3%
       South Carolina Economic Development Authority,
         3.14% (c)
          Industrial Development Revenue Bond
          Titan Wheel International Inc. Project,
          Series 95, AMT, 12/07/05
          LOC: LaSalle National Trust, N.A.                       8,000,000          8,000,000          0.7%
                                                                               -------------------   ---------
                                                                                    13,700,000          1.2%
    SOUTH DAKOTA
    ------------
       South Dakota Housing Development Authority, 3.09% (c)

-----------------------------------------------------------------------------------------------------------------
                               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                              INVESTMENT PORTFOLIO
                                                NOVEMBER 30, 2005
                                                   (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------

                                                                 PRINCIPAL                           % OF NET
                                                                  AMOUNT              VALUE           ASSETS
                                                                  ------              -----           ------
          Multi Family Housing Revenue Bond
          LaCrosse Investors Project,
          Series 01, 12/07/05
          LOC: Federal National Mortgage Association              6,495,000          6,495,000          0.6%
                                                                               -------------------   ---------
    TENNESSEE
    ---------
       Lewisburg Industrial Development Board, 3.13% (c)
          Waste Management Inc. Project,
          Series 03, AMT, 12/07/05
          LOC: Wachovia Bank & Trust                              7,000,000          7,000,000          0.6%
       Nashville & Davidson County Health & Education
         Facility Board, 3.13% (c)
          Multi Family Housing Revenue Bond
          Old Hickory Towers Project,
          Series 95A, AMT, 12/07/05
          LOC: Federal Home Loan Bank                             1,896,000          1,896,000          0.2%
       Volunteer Student Funding Corporation, 3.03% (c)
          Student Loan Revenue Bond
          Student Funding Corporation Project,
          Series 88A-1, AMT, 12/07/05
          LOC: State Street Bank & Trust Co.                      8,200,000          8,200,000          0.8%
                                                                               -------------------   ---------
                                                                                    17,096,000          1.6%
    TEXAS
    -----
       Brazos River Authority, 3.04% (c)
          Pollution Control Revenue Bond
          TXU Energy Company LLC Project,
          Series D-2, AMT, 12/07/05
          LOC: Wachovia Bank & Trust                              4,890,000          4,890,000          0.5%
       Brazos River Authority, 3.04% (c)
          Pollution Control Revenue Bond
          TXU Energy Company LLC Project,
          Series D-1, AMT, 12/07/05
          LOC: Wachovia Bank & Trust                              3,560,000          3,560,000          0.3%
       Capital Area Housing Finance Corporation, 3.12% (c)
          Multi Family Housing Revenue Bond
          Marble Falls Vistas Apartments Project,
          Series 04, AMT, 12/07/05
          LOC: Federal National Mortgage Association              3,000,000          3,000,000          0.3%
       Gulf Coast Waste Disposal Authority, 2.97% (c)
          Pollution Control Revenue Bond
          Exxon Mobil Project,
           Series 01B, AMT, 12/01/05                              5,800,000          5,800,000          0.5%
       Gulf Coast Waste Disposal Authority, 3.06% (c)
          Pollution Control Revenue Bond
          BP Amoco Chemical Company Project,
          Series 03B, AMT, 12/01/05                               3,000,000          3,000,000          0.3%
       Gulf Coast Waste Disposal Authority, 3.06% (c)
          Pollution Control Revenue Bond
          Amoco Oil Company Project,
          Series 93, AMT, 12/01/05                                2,400,000          2,400,000          0.2%
       Harris County Housing Finance Corporation, 3.10% (c)
          Multi Family Housing Revenue Bond
          Torrey Chase Apartments Project,
          Series 98, AMT, 12/07/05
          LOC: Federal National Mortgage Association             10,920,000         10,920,000          1.0%
       Harris County Housing Finance Corporation, 3.12% (c)
          Multi Family Housing Revenue Bond
          Primrose at Aldine-Bender Apartments Project,
          Series 04, AMT, 12/07/05
          LOC: Federal National Mortgage Association              6,170,000          6,170,000          0.6%
       Houston Health Facilities Development Corporation,
         3.05% (c)
          Buckingham Senior Living Project, Series C,
            12/07/05
          LOC: LaSalle National Trust, N.A.                       3,100,000          3,100,000          0.3%

-----------------------------------------------------------------------------------------------------------------
                               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                              INVESTMENT PORTFOLIO
                                                NOVEMBER 30, 2005
                                                   (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------

                                                                 PRINCIPAL                           % OF NET
                                                                  AMOUNT              VALUE           ASSETS
                                                                  ------              -----           ------
       Mansfield Industrial Development Corporation,
         3.00% (c)
          Industrial Development Revenue Bond
          Pier I Imports Project,
          AMT, 12/07/05
          LOC: J.P. Morgan Chase Bank                             4,000,000          4,000,000          0.4%
       Port Arthur Navigation District, 3.00% (c)
          Pollution Control Revenue Bond
          Texaco Inc. Project,
          Series 94, 12/01/05                                     1,600,000          1,600,000          0.1%
       Tarrant County Housing Finance Corporation, 3.14% (c)
          Multi Family Housing Revenue Bond
          Park at Sycamore School Apartments Project,
          Series 03, AMT, 12/07/05
          LOC: Wachovia Bank & Trust                             12,800,000         12,800,000          1.2%
       Texas, 4.50%
          Tax & Revenue Anticipation Notes
          Series 05-06, 08/31/06                                 11,125,000         11,234,198          1.0%
                                                                               -------------------   ---------
                                                                                    72,474,198          6.7%
    VIRGINIA
    --------
       Harrisonburg Redevelopment & Housing Authority,
         3.12% (c)
          Multi Family Housing Revenue Bond
          Huntington Village Apartments Project,
          Series 01, AMT, 12/07/05
          LOC: Federal National Mortgage Association              5,000,000          5,000,000          0.5%
       Loudoun County Industrial Development Authority,
         2.98% (c)
          Hospital Revenue Bond
          Howard Hughes Medical Institution Project,
          Series 03A, 12/01/05                                    8,200,000          8,200,000          0.7%
       Norfolk Industrial Development Authority, 3.15% (c)
          Industrial Development Revenue Bond
          Norfolk Ship Repair Project,
          Series 00, AMT, 12/07/05
          LOC: Wachovia Bank & Trust                              1,800,000          1,800,000          0.2%
       Virginia Beach Development Authority, 3.15% (c)
          Industrial Development Revenue Bond
          Architectural Graphics Project,
          Series 00, AMT, 12/07/05
          LOC: Wachovia Bank & Trust                              3,700,000          3,700,000          0.3%
       Virginia Housing Development Authority, 3.00%
          Mortgage Bonds
          Series C, AMT, 04/04/06                                 5,360,000          5,360,000          0.5%
                                                                               -------------------   ---------
                                                                                    24,060,000          2.2%
    WASHINGTON
    ----------
       Port of Seattle, 3.03% (c)
          Subordinate Lien Revenue Notes
          Series 05, AMT, 12/07/05
          LOC: Fortis Bank                                        5,000,000          5,000,000          0.5%
       Port of Seattle, 3.14% (c)
          Harbor Island Terminal 18 Project,
          Series 97, AMT, 12/07/05
          LOC: Bank of New York                                   5,000,000          5,000,000          0.5%
       Port of Vancouver, 3.05% (c)
          Industrial Development Revenue Bond
          United Grain Corporation Project,
          Series 92, AMT, 12/07/05
          LOC: Bank of America                                    6,000,000          6,000,000          0.6%
       Washington Economic Development Finance
         Authority, 3.15% (c)
          Industrial Development Revenue Bond
          Pacific Coast Shredding Project,
          Series 99D, AMT, 12/07/05
          LOC: U.S. Bank N.A.                                     3,590,000          3,590,000          0.3%
       Washington Housing Finance Commission, 3.06% (c)

-----------------------------------------------------------------------------------------------------------------
                               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                              INVESTMENT PORTFOLIO
                                                NOVEMBER 30, 2005
                                                   (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------

                                                                 PRINCIPAL                           % OF NET
                                                                  AMOUNT              VALUE           ASSETS
                                                                  ------              -----           ------
          Forest Ridge School of the Sacred Heart Project,
          Series 05, 12/07/05
          LOC: Key Bank                                           6,385,000          6,385,000          0.6%
       Washington Housing Finance Commission, 3.12% (c)
          Multi Family Housing Revenue Bond
          Whisperwood Apartments Project,
          Series 02A, AMT, 12/07/05
          LOC: Federal National Mortgage Association              6,240,000          6,240,000          0.6%
       Washington Housing Finance Commission, 3.12% (c)
          Multi Family Housing Revenue Bond
          Silver Creek Apartments Project,
          Series 04B, AMT, 12/07/05
          LOC: Federal National Mortgage Association              4,050,000          4,050,000          0.4%
       Washington Housing Finance Commission, 3.13% (c)
          Multi Family Housing Revenue Bond
          Heatherwood Apartments Project,
          Series 02A, AMT, 12/01/05
          LOC: U.S. Bank N.A.                                     3,205,000          3,205,000          0.3%
       Washington Housing Finance Commission, 3.15% (c)
          Multi Family Housing Revenue Bond
          Olympic Place Apartments Project,
          Series 03A, AMT, 12/07/05
          LOC: U.S. Bank N.A.                                     4,500,000          4,500,000          0.4%
       Washington Housing Finance Commission, 3.15% (c)
          Multi Family Housing Revenue Bond
          Sherwood Springs Apartments Project,
          Series 97, AMT, 12/07/05
          LOC: U.S. Bank N.A.                                     4,220,000          4,220,000          0.4%
       Washington Housing Finance Commission, 3.15% (c)
          Multi Family Housing Revenue Bond
          LTC Properties Inc. Project,
          AMT, 12/07/05
          LOC: U.S. Bank N.A.                                     3,120,000          3,120,000          0.3%
       Washington Housing Finance Commission, 3.15% (c)
          Multi Family Housing Revenue Bond
          Hamilton Place Senior Living Project,
          AMT, 12/07/05
          LOC: U.S. Bank N.A.                                     3,670,000          3,670,000          0.3%
                                                                               -------------------   ---------
                                                                                    54,980,000          5.2%
    WISCONSIN
    ---------
       Wisconsin Health & Educational Facilities
         Authority, 3.04% (c)
          Healthcare Facilities Revenue Bond
          Wheaton Franciscan Services Project,
           Series 97, 12/07/05
          LOC: Citibank                                           5,700,000          5,700,000          0.5%
       Wisconsin Housing & Economic Development
         Authority, 2.99% (c)
          Home Ownership Revenue Bond
          Series 03A, AMT, 12/07/05
          BPA: Federal Home Loan Bank                             9,920,000          9,920,000          0.9%
       Wisconsin Housing & Economic Development
         Authority, 3.03% (c)
          Home Ownership Revenue Bond
          Series 03B, AMT, 12/07/05
          BPA: State Street Bank & Trust Co.                      4,585,000          4,585,000          0.4%
                                                                               -------------------   ---------
                                                                                    20,205,000          1.8%
                                                                               -------------------   ---------
    Total Notes, Bonds & Variable Rate Demand Notes
    (cost $856,958,052)                                                            856,958,053         79.6%

-----------------------------------------------------------------------------------------------------------------
                               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                              INVESTMENT PORTFOLIO
                                                NOVEMBER 30, 2005
                                                   (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------

                                                                 PRINCIPAL                           % OF NET
                                                                  AMOUNT              VALUE           ASSETS
                                                                  ------              -----           ------
COMMERCIAL PAPER - 20.5% (a)
    FLORIDA
       Indian River, 2.80%
          Hospital District, Series 90, 12/08/05
          LOC: Wachovia Bank & Trust                             13,800,000         13,800,000          1.3%
                                                                               -------------------   ---------
    KENTUCKY
       Pendleton County, 2.85%
          Kentucky Association of County Leasing Trust,
           12/06/05
          LOC: Commonwealth Bank of Australia                    25,000,000         25,000,000          2.3%
       Pendleton County, 3.00%
          Kentucky Association of County Leasing Trust,
            03/08/06
          LOC: Commonwealth Bank of Australia                    20,000,000         20,000,000          1.9%
                                                                               -------------------   ---------
                                                                                    45,000,000          4.2%
    MASSACHUSETTS
    -------------
       Massachusetts Development Finance Agency, 2.75%
          Project 3 Issue, 12/14/05
          LOC: Allied Irish Banks                                 3,000,000          3,000,000          0.3%
       Massachusetts Health & Education Facilities
         Authority, 2.74%
          Harvard University,
          Series EE, 12/06/05                                     4,193,000          4,193,000          0.4%
       Massachusetts Health & Education Facilities
         Authority, 2.74%
          Harvard University,
          Series EE, 12/07/05                                     5,000,000          5,000,000          0.5%
       Massachusetts Health & Education Facilities
         Authority, 2.74%
          Harvard University,
          Series EE, 12/14/05                                    13,600,000         13,600,000          1.3%
       Massachusetts Health & Education Facilities
         Authority, 2.92%
          Harvard University,
          Series EE, 03/08/06                                     6,630,000          6,630,000          0.6%
                                                                               -------------------   ---------
                                                                                    32,423,000          3.1%
    MICHIGAN
    --------
       University of Michigan Board of Regents, 2.75%
          Series F, 12/12/05                                      6,675,000          6,675,000          0.6%
                                                                               -------------------   ---------
    SOUTH CAROLINA
    --------------
       South Carolina Public Service Authority, 2.87%
          Revenue Notes 3/1/06                                   10,500,000         10,500,000          1.0%
                                                                               -------------------   ---------
    TEXAS
    -----
       Texas Public Finance Authority, 2.77%
          Revenue Notes
          Series 03, 12/01/05                                     7,200,000          7,200,000          0.7%
       Texas Public Finance Authority, GO, 3.00%
          Series 02B, 02/08/06                                    8,500,000          8,500,000          0.8%
       University of Texas Board of Regents, 2.78%
          Revenue Financing System,
          Series A, 12/07/05                                      5,000,000          5,000,000          0.5%
       University of Texas Board of Regents, 3.12%
          Revenue Financing System,
          Series A, 03/07/06                                     11,893,000         11,893,000          1.1%
                                                                               -------------------   ---------
                                                                                    32,593,000          3.1%
    WASHINGTON
    ----------
       Port of Seattle, 3.00%
          Subordinate Lien Revenue Notes
          Series 01B-1, AMT, 02/09/06
          LOC: Bank of America                                    9,260,000          9,260,000          0.9%
                                                                               -------------------   ---------
    WEST VIRGINIA
    -------------
       West Virginia Public Energy Authority, 2.75%
          Morgantown Energy Association,
          Series 89A, AMT, 12/07/05
          LOC: Dexia                                             20,500,000         20,500,000          1.9%
       West Virginia Public Energy Authority, 2.80%
          Morgantown Energy Association,
           Series 89A, AMT, 12/08/05

-----------------------------------------------------------------------------------------------------------------
                               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                                              INVESTMENT PORTFOLIO
                                                NOVEMBER 30, 2005
                                                   (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------

                                                                 PRINCIPAL                           % OF NET
                                                                  AMOUNT              VALUE           ASSETS
                                                                  ------              -----           ------
          LOC: Dexia                                             11,800,000         11,800,000          1.1%
       West Virginia Public Energy Authority, 3.00%
          Morgantown Energy Association,
          Series 89A, AMT, 03/09/06
          LOC: Dexia                                             10,000,000         10,000,000          0.9%
                                                                               -------------------   ---------
                                                                                    42,300,000          3.9%
    WISCONSIN
    ---------
       Wisconsin, 2.75%
          Transportation Revenue Bond
          Series 97A, 12/13/05                                   19,500,000         19,500,000          1.8%
       Wisconsin, 2.80%
          Transportation Revenue Bond
          Series 97A, 12/06/05                                    6,000,000          6,000,000          0.6%
                                                                               -------------------   ---------
                                                                                    25,500,000          2.4%
                                                                               -------------------   ---------
    Total Commercial Paper (cost $218,051,000)                                     218,051,000         20.5%
                                                                               -------------------   ---------
    TOTAL INVESTMENT PORTFOLIO (COST $1,075,009,052)(d),
      100.1% (a)                                                                 1,075,009,053        100.1%
                                                                               -------------------   ---------
    OTHER ASSETS AND LIABILITIES, NET, (0.1)% (a)                                     (579,106)       -0.10%
                                                                               -------------------   ---------

    NET ASSETS, (net asset value, offering and redemption
    price of $1.00 per share;                                                   $1,074,429,947        100.0%
        1,074,429,947 shares outstanding), consisting of                        ===================   =========
        paid-in-capital, 100%

    ------

    (a)  Percentages are based on net assets.
    (b)  Earlier of the maturity date or the put date.
    (c) Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio.
    (d) The aggregate identified cost for federal income tax purposes is the same.


       AMT - Securities subject to Alternative Minimum Tax
       BPA - Bond Purchase Agreement
        GO - General Obligation
       LOC - Credit enhancement provided by letter of credit issued by noted institution

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Cash Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Heritage Cash Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Capital Cash Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                    HERITAGE CASH TRUST
Date:   January 27, 2006
                                                    /s/ K.C. Clark
                                                    ----------------------------
                                                    K.C. Clark
                                                    Executive Vice President and
                                                    Principal Executive Officer


     Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:   January 27, 2006


                                                    /s/ K.C. Clark
                                                    ----------------------------
                                                    K.C. Clark
                                                    Executive Vice President and
                                                    Principal Executive Officer


Date:   January 27, 2006


                                                     /s/ Andrea N. Mullins
                                                     ---------------------------
                                                     Andrea N. Mullins
                                                     Principal Financial Officer
                                                     and Treasurer